STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jan. 31, 2020
STOCK-BASED COMPENSATION
Summary of stock based compensation expense

The following table summarizes the stock-based compensation expenses included in the statements of operations and comprehensive loss (in thousands):

	Year ended
	January 31,
	2020	2019
Research and development	$238	$654
Sales and marketing	57	414
General and administrative	446	993
Total	$741	$2,061

Black-Scholes option pricing model fair value assumptions

	Year ended
	January 31,
	2020	2019
Expected volatility	68.3% - 70.8%	78.8% - 91.0%
Expected term in years	4.0	4.0
Risk-free interest rate	1.88% - 2.51%	2.43% - 2.98%
Expected dividend yield	—	—